Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of deposits [line items]
Total deposits	$ 1,142,842	$ 1,100,831
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	431,000	399,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	34,000	35,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	44,000	43,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 27,000	$ 27,000